UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code:

Funds Investor Services 1-800-822-5544

or

Institutional Shareholder Services 1-888-425-6432

Date of fiscal year end: March 31,

Date of reporting period: December 31, 2009

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS INCOME TRUST

LEGG MASON WESTERN ASSET NEW YORK MUNICIPALS FUND (FORMERLY

KNOWN AS LEGG MASON PARTNERS NEW YORK MUNICIPALS FUND)

FORM N-Q

DECEMBER 31, 2009

Legg Mason Western Asset New York Municipals Fund

Schedule of Investments (unaudited)	December 31, 2009

Face Amount	Security	Value
MUNICIPAL BONDS - 98.4%
Education - 16.9%
	Amherst, NY, IDA, Civic Facilities Revenue, University of Buffalo Foundation, Faculty-Student Housing, AMBAC:
$1,000,000	5.125% due 8/1/20	$1,036,180
3,615,000	5.250% due 8/1/31	3,679,492
	Dutchess County, NY, Industrial Development Agency, Civic Facility Revenue, Refunding, Bard College:
1,000,000	5.000% due 8/1/19	966,020
2,500,000	5.000% due 8/1/46	2,080,300
17,685,000	Erie County, NY, Industrial Development Agency School Facility Revenue, Buffalo City School District, 5.000% due 5/1/31	17,894,037
2,250,000	Madison County, NY, IDA, Civic Facilities Revenue, Colgate University Project, 5.000% due 7/1/23	2,354,580
	New York City, NY, Trust Cultural Resource Revenue, AMBAC, Museum of Modern Art:
3,100,000	5.000% due 4/1/23	3,180,848
9,000,000	5.125% due 7/1/31	9,164,790
	New York State Dormitory Authority Revenue:
291,000	7.500% due 5/15/11	313,966
1,000,000	4201 School Program, 5.000% due 7/1/18	1,011,630
3,000,000	City University of New York, Consolidated Second General Resolution, AMBAC-TCRS, 5.750% due 7/1/18	3,433,260
	City University Systems:
5,950,000	AGM, 6.000% due 7/1/14	6,507,693
5,825,000	FGIC-TCRS, 5.625% due 7/1/16	6,545,785
2,000,000	Department of Education, 5.000% due 7/1/24	2,045,100
5,000,000	New School University, NATL, 5.000% due 7/1/29	5,058,150
	New York University:
10,000,000	5.000% due 7/1/38	10,250,100
8,000,000	AMBAC, 5.000% due 7/1/32	8,303,280
	NATL:
1,000,000	5.750% due 7/1/15	1,162,860
6,300,000	5.750% due 7/1/27	7,486,983
1,750,000	Non-State Supported Debt, Brooklyn Law School, 5.750% due 7/1/33	1,770,388
	Non-State Supported Debt, Cabrini Westchester, GNMA-Collateralized, FHA:
2,400,000	5.100% due 2/15/26	2,519,784
4,525,000	5.200% due 2/15/41	4,617,491
2,140,000	Non-State Supported Debt, Manhattan Marymount, 5.250% due 7/1/29	2,086,479
5,000,000	Non-State Supported Debt, University of New York, AMBAC, 5.000% due 7/1/37	5,144,550
1,070,000	State University, Adult Facilities, AGM, 5.750% due 5/15/17	1,207,912
3,000,000	Teachers College, NATL, 5.000% due 7/1/22	3,091,080
	New York State Dormitory Authority:
7,250,000	Lease Revenue, State University Dormitory Facilities, 5.000% due 7/1/39	7,387,097
	State Personal Income Tax Revenue:
10,000,000	5.000% due 3/15/31	10,438,200
12,435,000	5.000% due 12/15/35	12,801,832
1,700,000	New York State Municipal Bond Bank Agency, Special School Purpose Revenue, State Aid Withholding, 5.250% due 12/1/21	1,786,802
	Rensselaer County, NY, IDA, Civic Facilities Revenue, Polytechnic Institute Dormitory Project:
5,820,000	5.125% due 8/1/27	5,880,761
5,430,000	5.125% due 8/1/29	5,467,576

See Notes to Schedule of Investments.

Legg Mason Western Asset New York Municipals Fund

Schedule of Investments (unaudited) (continued)	December 31, 2009

Face Amount	Security	Value
Education - 16.9% (continued)
$1,725,000	Schenectady, NY, Industrial Development Agency, Civic Facilities Revenue, Union College Project, AMBAC, 5.000% due 7/1/22	$1,795,414

	Total Education	158,470,420

Health Care - 13.0%
1,620,000	East Rochester, NY, Housing Authority Revenue, North Park Nursing Home, GNMA-Collateralized, 5.200% due 10/20/24	1,668,227
10,000,000	Nassau County, NY, Industrial Development Agency Revenue, Continuing Care Retirement, Amsterdam at Harborside, 6.700% due 1/1/43	8,787,200
	New York City Health & Hospital Corp. Revenue, Health System:
	AGM:
1,110,000	5.000% due 2/15/22	1,130,835
3,750,000	5.125% due 2/15/23	3,829,013
3,000,000	AMBAC, 5.000% due 2/15/20	3,005,010
	New York State Dormitory Authority Revenue:
1,500,000	Bonds, FHA, Menorah Campus Nursing Home, 6.100% due 2/1/37	1,501,110
4,725,000	Maimonides Medical Center, NATL, 5.000% due 8/1/24	4,852,858
	Municipal Health Facilities:
7,000,000	5.000% due 1/15/28	7,148,330
25,000,000	5.000% due 1/15/32	25,147,500
17,500,000	New York and Presbyterian Hospital, AGM, FHA, 5.000% due 8/15/36	17,663,800
10,000,000	New York University Hospitals Center, 5.000% due 7/1/26	9,472,800
	Non-State Supported Debt, Insured Mortgage Hospital Montefiore, FHA:
2,500,000	5.000% due 8/1/22	2,588,850
2,000,000	5.000% due 8/1/24	2,043,880
	Non-State Supported Debt, North Shore Long Island Jewish Medical Center:
8,750,000	5.250% due 5/1/30	8,663,112
3,000,000	5.500% due 5/1/33	3,028,050
13,000,000	5.500% due 5/1/37	13,017,680
2,500,000	North Shore University Hospital, NATL, 5.500% due 11/1/14	2,734,925
	Park Ridge Housing Inc., FNMA:
1,000,000	6.375% due 8/1/20	1,029,240
1,470,000	6.500% due 8/1/25	1,509,778
70,000	State Supported Debt, Mental Health Services Facilities Improvement, AGM, 5.250% due 8/15/30	70,560
1,500,000	United Cerebral Palsy, AMBAC, 5.125% due 7/1/21	1,538,190
805,000	New York State Medical Care Facilities, Hospital & Nursing Home Insured Mortgage, FHA, 7.000% due 8/15/32	805,153
1,250,000	Syracuse, NY, Industrial Development Agency Revenue, Refunding, James Square Association, FHA, 7.000% due 8/1/25	1,250,913

	Total Health Care	122,487,014

Housing - 9.3%
	New York City, NY, HDC:
955,698	Cadman Project, FHA, 6.500% due 11/15/18	1,006,857
760,411	Kelly Project, 6.500% due 2/15/18	798,408
8,275,000	MFH Rental Revenue, Seaview Towers, 4.600% due 7/15/26 (a)	7,806,552
	MFH Revenue:
6,250,000	4.600% due 11/1/26 (a)	5,892,687
5,545,000	4.900% due 11/1/34	5,544,612
10,000,000	4.950% due 11/1/39	9,999,300
5,000,000	4.700% due 11/1/40 (a)	4,398,650
1,630,000	5.150% due 11/1/45	1,629,870
	New York State Housing Finance Agency, Affordable Housing Revenue:
4,500,000	5.000% due 11/1/40	4,509,675
2,500,000	5.200% due 11/1/45	2,503,475

See Notes to Schedule of Investments.

Legg Mason Western Asset New York Municipals Fund

Schedule of Investments (unaudited) (continued)	December 31, 2009

Face Amount	Security	Value
Housing - 9.3% (continued)
	New York State Housing Finance Agency Revenue:
$2,000,000	5.250% due 11/1/41	$2,017,460
	Affordable Housing:
4,450,000	4.800% due 11/1/34	4,438,830
8,500,000	4.850% due 11/1/41	8,271,010
	New York State Mortgage Agency, Revenue, Homeowner Mortgage:
9,200,000	5.350% due 10/1/18 (a)	9,225,668
2,145,000	4.750% due 10/1/22 (a)	2,160,530
230,000	5.800% due 10/1/28 (a)	231,088
4,000,000	5.200% due 10/1/32 (a)	3,835,000
8,250,000	5.350% due 10/1/33	8,469,285
3,700,000	6.600% due 10/1/38	4,027,117
215,000	Rensselaer Housing Authority, MFH Mortgage Revenue, Rensselaer Elderly Apartments, 7.750% due 1/1/11	215,570

	Total Housing	86,981,644

Industrial Revenue - 5.5%
	Liberty, NY, Development Corporation Revenue, Goldman Sachs Headquarters:
7,150,000	5.250% due 10/1/35	7,099,521
30,000,000	5.500% due 10/1/37	30,556,500
230,000	Monroe County, NY, IDA Revenue, Public Improvement, Canal Ponds Park, 7.000% due 6/15/13	231,304
	New York State Environmental Facilities Corp.:
	Clean Water & Drinking Revolving Funds:
965,000	5.250% due 4/15/17	966,679
2,490,000	5.250% due 10/15/17	2,494,333
1,340,000	5.250% due 4/15/18	1,342,198
1,880,000	5.250% due 10/15/18	1,883,083
150,000	PCR Unrefunded Balance, State Water Revolving Fund, GIC-Societe Generale, 7.250% due 6/15/10	150,453
1,710,000	Puerto Rico Industrial Medical & Environmental Pollution Control Facilities, Finance Authority Revenue, American Airlines Inc., 6.450% due 12/1/25	1,319,761
5,000,000	Virgin Islands Public Finance Authority Revenue, Matching Fund Loan, 6.750% due 10/1/37	5,291,800

	Total Industrial Revenue	51,335,632

Leasing - 4.6%
	New York State Dormitory Authority Revenue:
	City University Systems:
495,000	7.500% due 7/1/10	510,934
16,925,000	Third Generation, FGIC, 5.250% due 7/1/25	16,934,139
1,500,000	School District Financing Program, NATL, 5.750% due 10/1/17	1,608,315
	State University Educational Facilities:
2,030,000	5.250% due 5/15/13	2,214,832
12,110,000	AGM, 5.875% due 5/15/17	13,600,620
5,000,000	FGIC, 5.250% due 5/15/19	5,297,550
3,000,000	New York State Urban Development Corp. Revenue, State Facilities, 5.700% due 4/1/20	3,349,620

	Total Leasing	43,516,010

Local General Obligation - 4.1%
	New York, NY, GO:
21,000,000	5.000% due 8/1/26	21,989,190
10,000,000	5.000% due 8/1/27	10,552,200
3,000,000	5.000% due 8/1/28	3,156,030
380,000	Unrefunded Balance, 5.750% due 8/1/14	393,353
	Taconic Hills, NY, School District at Craryville, FGIC, State Aid Withholding:

See Notes to Schedule of Investments.

Legg Mason Western Asset New York Municipals Fund

Schedule of Investments (unaudited) (continued)	December 31, 2009

Face Amount	Security	Value
Local General Obligation - 4.1% (continued)
$1,420,000	5.000% due 6/15/25	$1,449,039
700,000	5.000% due 6/15/26	714,644

	Total Local General Obligation	38,254,456

Other - 7.0%
10,000,000	Brooklyn Arena, NY, Local Development Corp., Barclays Center Project, 6.250% due 7/15/40	10,135,800
25,000,000	New York City, NY, TFA Revenue, Future Tax Secured, 5.000% due 5/1/38	25,864,500
27,000,000	New York City, NY, TFA, Building Aid Revenue, St. Aid Withholding, 5.250% due 1/15/39	28,081,620
260,000	Triborough Bridge & Tunnel Authority, Convention Center Project, 7.250% due 1/1/10	260,000
1,750,000	Virgin Islands Public Finance Authority Revenue, Matching Fund Loan Note, 6.000% due 10/1/39	1,753,640

	Total Other	66,095,560

Power - 2.6%
10,000,000	Long Island Power Authority, NY, Electric System Revenue, 6.000% due 5/1/33	11,228,000
3,000,000	New York State Energy Research & Development Authority, Gas Facilities Revenue, Brooklyn Union Gas Co. Project RIBS, 12.631% due 1/20/10 (a)(b)	3,001,560
12,000,000	Port Authority of New York & New Jersey, Special Obligation Revenue 5th Installment, Special Project, 6.750% due 10/1/19 (a)	10,453,560

	Total Power	24,683,120

Pre-Refunded/Escrowed to Maturity - 14.0%
	Albany, NY:
2,755,000	Industrial Development Agency, Civic Facility Revenue, St. Rose Project, AMBAC, 5.375% due 7/1/31 (c)	2,981,819
415,000	Parking Authority Revenue, 5.625% due 7/15/25 (c)	448,528
	MTA:
	Dedicated Tax Fund, AGM:
2,290,000	5.125% due 4/1/19 (c)	2,664,667
4,500,000	5.250% due 4/1/23 (c)	5,261,850
	New York Services Contract, Transportation Facilities:
2,355,000	5.750% due 7/1/13 (d)	2,469,076
1,000,000	NATL/IBC, 5.500% due 7/1/17 (d)	1,181,960
11,000,000	MTA of New York, Dedicated Tax Fund, FGIC, 5.250% due 11/15/23 (c)	11,945,890
	New York City, NY:
2,595,000	COP, Transit Authority, MTA, Triborough Bridge & Tunnel Authority, AMBAC, 5.875% due 1/1/30 (c)	2,620,950
2,070,000	GO, 5.750% due 8/1/14 (c)	2,155,905
1,565,000	Municipal Water Finance Authority, Water & Sewer System Revenue, 6.000% due 6/15/33 (c)	1,620,620
10,000,000	TFA Revenue, 5.500% due 11/1/29 (c)	10,270,400
	New York State Dormitory Authority Revenue:
179,000	7.500% due 5/15/11 (c)	183,572
6,000,000	City University Systems, 4th Generation, 5.250% due 7/1/31 (c)	6,423,300
	Court Facilities, City of New York Issue:
5,000,000	6.000% due 5/15/39 (c)	5,153,600
3,000,000	AMBAC, 5.750% due 5/15/30 (c)	3,089,460
2,320,000	Mental Health Services Facilities, AGM, 5.250% due 8/15/30 (c)	2,391,038
30,000	State Supported Debt, Mental Health Services Facilities Improvement, AGM, 5.250% due 8/15/30 (c)	30,919
	State University Dormitory Facility, FGIC:
1,000,000	5.500% due 7/1/26 (c)	1,074,250
1,000,000	5.500% due 7/1/27 (c)	1,074,250

See Notes to Schedule of Investments.

Legg Mason Western Asset New York Municipals Fund

Schedule of Investments (unaudited) (continued)	December 31, 2009

Face Amount	Security	Value
Pre-Refunded/Escrowed to Maturity - 14.0% (continued)
$12,000,000	5.100% due 7/1/31 (c)	$12,819,960
	State University Educational Facility:
5,000,000	AGM, 5.500% due 5/15/30 (c)	5,144,650
12,750,000	FGIC, 5.000% due 5/15/27 (c)	14,142,682
7,030,000	NATL, 5.000% due 5/15/16	7,150,564
4,980,000	New York State Environmental Facilities Corp., Clean Water & Drinking Revolving Funds, 5.000% due 6/15/16 (d)	4,986,823
	New York State Thruway Authority, Highway & Bridge Toll Revenue Fund:
4,000,000	5.500% due 4/1/18 (c)	4,089,880
	FGIC:
3,410,000	5.000% due 4/1/19 (c)	3,640,686
2,000,000	5.000% due 4/1/20 (c)	2,135,300
2,500,000	5.000% due 4/1/21 (c)	2,669,125
3,740,000	Puerto Rico Public Financial Corp., 5.500% due 8/1/29 (c)	4,084,641
2,390,000	Schenectady, NY, IDA, Civic Facilities Revenue, Union College Project, AMBAC, 5.625% due 7/1/31 (c)	2,619,321
4,200,000	Triborough Bridge & Tunnel Authority, 5.375% due 1/1/19 (c)	4,964,736

	Total Pre-Refunded/Escrowed to Maturity	131,490,422

Solid Waste/Resource Recovery - 0.2%
1,065,000	Essex County, NY, Industrial Development Agency Revenue, Solid Waste, International Paper Co. Project, 6.150% due 4/1/21 (a)	1,065,405
880,000	North Country, NY, Development Authority, Solid Waste Management System Revenue, Refunding, AGM, 6.000% due 5/15/15	974,934

	Total Solid Waste/Resource Recovery	2,040,339

Special Tax Obligation - 6.7%
	New York State Dormitory Authority:
4,000,000	Personal Income Tax Revenue, 5.000% due 3/15/37	4,127,200
	State Personal Income Tax Revenue:
2,630,000	5.000% due 3/15/23	2,875,405
15,875,000	5.000% due 2/15/39	16,402,050
	New York State Local Assistance Corp., Refunded:
2,255,000	6.000% due 4/1/14	2,552,412
3,000,000	5.500% due 4/1/17	3,466,950
2,500,000	New York State Thruway Authority, Second General Highway & Bridge Trust Fund, 5.000% due 4/1/18	2,773,175
	Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue:
10,000,000	5.750% due 8/1/37	10,410,100
20,000,000	6.000% due 8/1/42	20,841,200

	Total Special Tax Obligation	63,448,492

State General Obligation - 0.1%
1,250,000	Puerto Rico Commonwealth, GO, Refunding, Public Improvement, NATL, 5.500% due 7/1/16	1,323,963

Transportation - 7.2%
335,000	Albany, NY, Parking Authority Revenue, 5.625% due 7/15/25	362,236
	MTA, New York Revenue:
10,000,000	NATL, 5.000% due 11/15/35	10,126,000
22,590,000	Refunding, AGM, 5.000% due 11/15/30	22,967,253
7,150,000	MTA, New York Service Contract, Refunding, AMBAC, 5.000% due 7/1/30	7,254,962
	Port Authority of New York & New Jersey:
10,000,000	Construction 149th, AMBAC, 5.000% due 11/15/27	10,801,100
10,000,000	Construction 153rd, 5.000% due 7/15/35	10,458,700

See Notes to Schedule of Investments.

Legg Mason Western Asset New York Municipals Fund

Schedule of Investments (unaudited) (continued)	December 31, 2009

Face Amount	Security	Value
Transportation - 7.2% (continued)
$5,200,000	Triborough Bridge & Tunnel Authority, NATL/IBC, 5.250% due 11/15/30	$5,426,200

	Total Transportation	67,396,451

Water & Sewer - 7.2%
7,250,000	Commonwealth of Puerto Rico, Aqueduct & Sewer Authority Revenue, Assured Guaranty, 5.125% due 7/1/47	7,208,023
	New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:
5,000,000	5.250% due 6/15/25	5,172,300
10,000,000	5.000% due 6/15/38	10,287,500
7,000,000	5.000% due 6/15/39	7,185,290
15,000,000	5.750% due 6/15/40	16,637,700
2,750,000	AGM, 5.000% due 6/15/29	2,764,190
990,000	Unrefunded Balance, 6.000% due 6/15/33	1,022,551
	New York State Environmental Facilities Corp.:
8,500,000	Clean Water & Drinking Revolving Funds, 5.000% due 6/15/32	8,814,840
40,000	State Water Revolving Fund, 7.500% due 6/15/12	40,034
8,000,000	Onondaga County, NY, Industrial Development Agency, Sewer Facilities Revenue, Bristol-Myers Squibb Co. Project, 5.750% due 3/1/24 (a)	8,544,080

	Total Water & Sewer	67,676,508

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $876,205,373)	925,200,031

SHORT-TERM INVESTMENTS - 0.3%
Education - 0.1%
400,000	New York State Dormitory Authority Revenue, Non-State Supported Debt, Rockefeller University, SPA-JPMorgan Chase, 0.230%, 1/7/10 (e)	400,000

General Obligation - 0.1%
1,200,000	Commonwealth of Puerto Rico, GO, Refunding, Public Improvements, SPA-Dexia Credit Local, 0.180%, 1/4/10 (e)	1,200,000
100,000	Puerto Rico Commonwealth, GO, Public Improvement, AGM, SPA-Dexia Credit Local, 0.270%, 1/7/10 (e)	100,000

	Total General Obligation	1,300,000

Transportation - 0.1%
1,000,000	MTA, NY, Revenue, Transportation, LOC-Landesbank Hessen-Thuringen, 0.240%, 1/4/10 (e)	1,000,000

	TOTAL SHORT-TERM INVESTMENTS (Cost - $2,700,000)	2,700,000

	TOTAL INVESTMENTS - 98.7% (Cost - $878,905,373#)	927,900,031
	Other Assets in Excess of Liabilities - 1.3%	12,232,084

	TOTAL NET ASSETS - 100.0%	$940,132,115

(a)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(b)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2009.

(c)	Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(d)	Bonds are escrowed to maturity by government securities and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(e)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. Date shown is the date of the next interest rate change.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

AGM	— Assured Guaranty Municipal Corporation - Insured Bonds

See Notes to Schedule of Investments.

Legg Mason Western Asset New York Municipals Fund

Schedule of Investments (unaudited) (continued)	December 31, 2009

AMBAC	— American Municipal Bond Assurance Corporation - Insured Bonds
COP	— Certificate of Participation
FGIC	— Financial Guaranty Insurance Company - Insured Bonds
FHA	— Federal Housing Administration
FNMA	— Federal National Mortgage Association
GIC	— Guaranteed Investment Contract
GNMA	— Government National Mortgage Association
GO	— General Obligation
HDC	— Housing Development Corporation
IBC	— Insured Bond Certificates
IDA	— Industrial Development Authority
LOC	— Letter of Credit
MFH	— Multi-Family Housing
MTA	— Metropolitan Transportation Authority
NATL	— National Public Finance Guarantee Corporation - Insured Bonds
PCR	— Pollution Control Revenue
RIBS	— Residual Interest Bonds
SPA	— Standby Bond Purchase Agreement - Insured Bonds
TCRS	— Transferable Custodial Receipts
TFA	— Transitional Finance Authority

Ratings Table*

S&P/Moody’s/Fitch**
AAA/Aaa	27.9%
AA/Aa	47.6
A	15.4
BBB/Baa	3.8
CCC/Caa	0.1
A-1/VMIG1	0.3
NR	4.9
100.0%

*	As a percentage of total investments.

**	In the event that a security is rated by multiple nationally recognized statistical rating organizations (“NRSROs”) and receives different ratings, the Fund will treat the security as being rated in the highest rating category received from an NRSRO. See pages 8 and 9 for definitions of ratings.

See Notes to Schedule of Investments.

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C — Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D — Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa — Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes can be visualized as most unlikely to impair the fundamentally strong position of such issues.

Aa — Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A — Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa — Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba — Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore

Bond Ratings (unaudited) (continued)

not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B — Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa — Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.

Ca — Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.

C — Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Fitch Ratings Service (“Fitch”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Fitch. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC and CC — Bonds rated “BB”, “B”, “CCC” and “CC” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents a lower degree of speculation than “B”, and “CC” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

NR — Indicates that the bond is not rated by Standard & Poor’s, Moody’s or Fitch.

Short-Term Security Ratings (unaudited)

SP-1 — Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1 — Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1 — Moody’s highest rating for issues having a demand feature — VRDO.

MIG 1 — Moody’s highest rating for short-term municipal obligations.

P-1 — Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

F1 — Fitch’s highest rating indicating the strongest capacity for timely payment of financial commitments; those issues determined to possess overwhelming strong credit feature are denoted with a plus (+) sign.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Western Asset New York Municipals Fund (formerly known as Legg Mason Partners New York Municipals Fund) (the “Fund”) is a separate non-diversified series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service, which are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, the Fund values these securities at fair value as determined in accordance with procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (formerly, Statement of Financial Accounting Standards No. 157) (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of the security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to convert future amounts to a single present amount.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Municipal bonds†	—	$925,200,031	—	$925,200,031
Short-term investments†	—	2,700,000	—	2,700,000

Total Investments	—	$927,900,031	—	$927,900,031

†	See Schedule of Investments for additional detailed categorizations.

(b) Fund concentration. Since the Fund invests primarily in obligations of issuers within New York, it is subject to possible risks associated with economic, political, credit, or legal developments or industrial or regional matters specifically affecting New York.

(c) Security transactions. Security transactions are accounted for on a trade date basis.

Notes to Schedule of Investments (unaudited) (continued)

2. Investments

At December 31, 2009, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$55,190,458
Gross unrealized depreciation	(6,195,800)

Net unrealized appreciation	$48,994,658

3. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Codification Topic 815 (formerly, Statement of Financial Accounting Standards No. 161) (“ASC Topic 815”) requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended December 31, 2009, the Fund did not invest in any derivative instruments.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Trust

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	February 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	February 23, 2010

By:	/s/ FRANCES M. GUGGINO
Frances M. Guggino
Chief Financial Officer

Date:	February 23, 2010